SHARE-BASED COMPENSATION - Summary of Option Activity under ESOP (Details)	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
SHARE-BASED COMPENSATION
Number of options, Beginning balance | shares	32,470,780
Number of options, Granted | shares	1,711,356
Number of options, Exercised | shares	(254,188)
Number of options, Forfeited | shares	(7,868)
Weighted average exercise price, Beginning balance	$ 0.3
Weighted average exercise price, Granted	0.3
Weighted average exercise price, Exercised	0.3
Weighted average exercise price, Forfeited	0.3
Weighted average grant date fair value, Beginning balance	3
Weighted average grant date fair value, Granted	2.06
Weighted average grant date fair value, Exercised	3.39
Weighted average grant date fair value, Forfeited	$ 3.36
Aggregate Intrinsic Value, Exercised | $	$ 455,826
Vested or expected to vest, Number of options | shares	33,920,080
Vested or expected to vest, Weighted average exercise price	$ 0.3
Vested or expected to vest , Aggregate Intrinsic Value | $	$ 72,246,378
Exercisable, Number of options | shares	33,920,080
Exercisable, Weighted average exercise price	$ 0.3
Exercisable, Aggregate Intrinsic Value | $	$ 72,246,378